UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-228697-03

Central Index Key Number of Issuing entity:  0001793744

CF 2019-CF3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-228697

Central Index Key Number of depositor:  0001515166

CCRE Commercial Mortgage Securities, L.P.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of Sponsor as specified in its charter)

James Buccola (212) 829-7054
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

/s/ James Buccola
James Buccola, Executive Managing Director

Dated : November 29, 2023

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document